Financial Risk Management - Schedule of Contractual Undiscounted Cash Flows Analysed by Maturity and Currency (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	£ 722	£ 1,154
Rate derivatives - inflows	(651)	(1,697)
Rate derivatives - outflows	653	1,775
FX forwards - inflows	(286)
FX forwards - outflows	312
Total	750	1,232
US Dollars [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	189	184
Rate derivatives - inflows	(40)	(53)
Rate derivatives - outflows	254	1,003
FX forwards - outflows	312
Total	715	1,134
Sterling [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Rate derivatives - inflows	(167)	(751)
Rate derivatives - outflows	390	751
FX forwards - inflows	(286)
Total	(63)
Other currency [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	533	970
Rate derivatives - inflows	(444)	(893)
Rate derivatives - outflows	9	21
Total	98	98
In less than one year [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	14	20
Rate derivatives - inflows	(20)	(38)
Rate derivatives - outflows	23	48
FX forwards - inflows	(251)
FX forwards - outflows	275
Total	41	30
One to five years [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	431	601
Rate derivatives - inflows	(288)	(975)
Rate derivatives - outflows	289	1,060
FX forwards - inflows	(35)
FX forwards - outflows	37
Total	434	686
Later than five years [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	277	533
Rate derivatives - inflows	(343)	(684)
Rate derivatives - outflows	341	667
Total	£ 275	£ 516